Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000249635 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000249635 [Member] | Kasikornbank PCL REG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000249635 [Member] | JD com Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000249635 [Member] | Ping An Insurance Group Co of China Ltd Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000249635 [Member] | Hiwin Technologies Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000249635 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000249635 [Member] | Tingyi Cayman Islands Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000249635 [Member] | Samsung Electro Mechanics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000249635 [Member] | Great Wall Motor Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000249635 [Member] | B3 S A Brasil Bolsa Balcao [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000249635 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000249635 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000249635 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000249635 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000249635 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000249635 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000249635 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000249635 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000249635 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000249635 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000249635 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000249635 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000249635 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000249635 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000249635 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000249635 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000249635 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000249635 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000249635 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000249635 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000249635 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000249635 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000249640 [Member] | U S Treasury Notes 0 25 05 31 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000249640 [Member] | U S Treasury Notes 4 88 04 30 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000249640 [Member] | Freddie Mac Pool SD8267 5 00 11 01 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000249640 [Member] | Fannie Mae Pool CB1384 2 50 08 01 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000249640 [Member] | Citigroup Inc 5 83 02 13 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000249640 [Member] | Fannie Mae Pool FM8787 2 50 10 01 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000249640 [Member] | Ginnie Mae II Pool MA9017 5 50 07 20 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000249640 [Member] | Freddie Mac Pool RJ1265 5 50 04 01 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000249640 [Member] | Fannie Mae Pool FS3744 2 00 07 01 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000249640 [Member] | Fannie Mae Pool MA4841 5 00 12 01 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000249640 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000249640 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000249640 [Member] | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000249640 [Member] | U S Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000249640 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000249645 [Member] | Barrow Hanley Floating Rate Fund 0 88 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000249645 [Member] | ILFC E Capital Trust I 6 12 12 21 65 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000249645 [Member] | Total Play Telecomunicaciones S A de C V 11 13 12 31 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000249645 [Member] | Burford Capital Global Finance LLC 9 25 07 01 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249645 [Member] | PROG Holdings Inc 6 00 11 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249645 [Member] | Howard Hughes The Corp 4 38 02 01 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000249645 [Member] | Enviri Corp 5 75 07 31 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000249645 [Member] | Mativ Holdings Inc 8 00 10 01 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000249645 [Member] | Interface Inc 5 50 12 01 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000249645 [Member] | Chemours The Co 4 63 11 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000249645 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.50%
C000249645 [Member] | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000249645 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000249645 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000249648 [Member] | TMS International Corp Term B 7 Loan 7 79 03 02 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000249648 [Member] | BCPE Empire Holdings Inc Amendment No 8 Incremental Term Loan 7 57 12 11 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249648 [Member] | Nexus Buyer LLC Initial Term Loan 7 82 07 31 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000249648 [Member] | Magnite Inc Amendment No 2 Initial Term Loan 7 32 02 06 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000249648 [Member] | Russell Investments U S Institutional Holdco Inc 2027 Term Loan 9 29 05 30 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000249648 [Member] | Global IID Parent LLC 2025 Refinancing Term B Loan 8 55 12 16 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000249648 [Member] | Chemours The Co Tranche B 3 US Term Loan 7 32 08 18 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000249648 [Member] | LifePoint Health Inc 2024 1 Refinancing Term Loan 8 05 05 17 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000249648 [Member] | MH Sub I LLC 2023 May Incremental Term Loan 8 57 05 03 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000249648 [Member] | Proofpoint Inc 2024 Refinancing Term Loan 7 32 08 31 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000249648 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000249648 [Member] | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000249648 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000249648 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.60%
C000249648 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000249651 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000249651 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000249651 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000249651 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000249651 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000249651 [Member] | Keurig Dr Pepper Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000249651 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000249651 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000249651 [Member] | Carnival Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000249651 [Member] | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000249651 [Member] | All other countries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000249651 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000249651 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000249651 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000249651 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000249651 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000249651 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000249651 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000249651 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000249651 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000249651 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000249651 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000249651 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	83.80%
C000249651 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000249656 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000249656 [Member] | JD com Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000249656 [Member] | Ping An Insurance Group Co of China Ltd Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000249656 [Member] | Hiwin Technologies Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000249656 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000249656 [Member] | Samsung Electro Mechanics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000249656 [Member] | Great Wall Motor Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000249656 [Member] | China Merchants Bank Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000249656 [Member] | UPL Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000249656 [Member] | PTT Exploration And Production PCL REG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000249656 [Member] | All other countries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000249656 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000249656 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000249656 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000249656 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000249656 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000249656 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000249656 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000249656 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249656 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000249656 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000249656 [Member] | All other industries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000249656 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000249656 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000249656 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000249656 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000249656 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000249656 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000249656 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000249656 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000249656 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000249656 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000249656 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000249661 [Member] | Rheinmetall A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000249661 [Member] | Julius Baer Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000249661 [Member] | Standard Chartered PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000249661 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000249661 [Member] | Thales S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000249661 [Member] | Sanofi S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000249661 [Member] | Snam S p A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249661 [Member] | BASF S E [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249661 [Member] | Enel S p A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249661 [Member] | SCOR S E [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000249661 [Member] | All other countries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000249661 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000249661 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000249661 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000249661 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000249661 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000249661 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000249661 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000249661 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000249661 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000249661 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000249661 [Member] | All other industries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000249661 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000249661 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000249661 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000249661 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000249661 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000249661 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000249661 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000249661 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000249661 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000249661 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000249661 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000249661 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%